Related Party Transactions - Schedule of Amount of Due to Related Parties (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Related Parties Transaction [Line Items]
Amounts due to related parties	$ 11,821	$ 10,741
Daniel McClory, Executive Chairman and Director [Member]
Related Parties Transaction [Line Items]
Amounts due to related parties	10,580	10,500
Alberto Libanori, Director [Member]
Related Parties Transaction [Line Items]
Amounts due to related parties	$ 1,241	$ 241